Restricted Cash	9 Months Ended
Sep. 30, 2025
Cash and Cash Equivalents [Abstract]
Restricted Cash
5. Restricted Cash
Restricted cash as of September 30, 2025 was held as collateral for a stand-by letter of credit issued by the Company to its Sublandlord (as defined in Note 12) in connection with the current lease for its principal facilities located at 300 Fifth Avenue, Waltham, Massachusetts. For additional information regarding the Company’s lease, refer to Note 12. Cash, cash equivalents, and restricted cash consisted of the following as of September 30, 2025 and December 31, 2024 (in thousands):

	September 30, 2025	December 31, 2024
Cash and cash equivalents	$133,265	$34,766
Restricted cash	107	—
Total cash, cash equivalents, and restricted cash shown in the statements of cash flows	$133,372	$34,766